Accounting policies - Measurement of FA and FL and recognition of FV changes - FV of financial assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial assets	$ 1,616,873	$ 1,773,414
Financial liabilities	1,477,724	1,644,023
Fair value
Financial instruments
Financial assets	768,692	939,105
Financial liabilities	359,579	532,068
Fair value | Level 1
Financial instruments
Financial assets	356,704	436,128
Financial liabilities	62,570	15,338
Fair value | Level 2 and 3
Financial instruments
Financial assets	411,988	502,977
Financial liabilities	297,009	516,730
Financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	351,417	512,990
Financial liabilities at fair value through profit or loss | Fair value | Level 1
Financial instruments
Financial liabilities	62,570	15,338
Financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	288,847	497,652
Hedging derivatives category | Fair value
Financial instruments
Financial liabilities	8,162	19,078
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	8,162	19,078
Financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	361,615	574,710
Financial assets at fair value through profit or loss category | Fair value | Level 1
Financial instruments
Financial assets	106,073	178,165
Financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	255,542	396,545
Financial assets at fair value through other comprehensive income category | Fair value
Financial instruments
Financial assets	395,829	356,089
Financial assets at fair value through other comprehensive income category | Fair value | Level 1
Financial instruments
Financial assets	250,631	257,963
Financial assets at fair value through other comprehensive income category | Fair value | Level 2 and 3
Financial instruments
Financial assets	145,198	98,126
Hedging derivatives category | Fair value
Financial instruments
Financial assets	11,248	8,306
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial assets	$ 11,248	$ 8,306